Deposits - Schedule of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Schedule [Abstract]
Time deposits less than $100,000	$ 804,250	$ 1,007,665
Time deposits greater than $100,000	906,342	1,146,515
Total certificates of deposit and other time deposits	$ 1,710,592	$ 2,154,180